DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative, Notional Amount	$ 7,586,618	$ 2,719,980
Average Maturity (years)	3 years 3 months 18 days
Fair Value	$ (9)
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 1,923,375
Average Maturity (years)	6 years
Fair Value	$ 68,163
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 1,923,375
Average Maturity (years)	6 years
Fair Value	$ (68,172)
Foreign Exchange [Member] | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 1,869,934
Average Maturity (years)	7 months 6 days
Fair Value	$ 18,306
Foreign Exchange [Member] | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 1,869,934
Average Maturity (years)	7 months 6 days
Fair Value	$ (18,306)